SCHEDULE OF RECONCILIATION OF INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 16,107,293	$ 1,394,969	$ 1,394,969	$ 1,004,914
Software Development Additions			743,995	804,314
Purchase of Intangibles			15,883,356
Amortization Expense	(929,490)	(247,693)	(830,769)	(424,080)
Impairment			(1,084,613)
Foreign Currency Translation			355	9,821
Ending balance			16,107,293	1,394,969
Genius U software platform platform [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,470,878	2,811,496	2,811,496	2,007,182
Software Development Additions			743,995	804,314
Purchase of Intangibles
Amortization Expense
Impairment			(1,084,613)
Foreign Currency Translation
Ending balance			2,470,878	2,811,496
Trade Names Trademarks And Domain Names [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,932,945	13,234	13,234
Software Development Additions
Purchase of Intangibles			6,919,356
Amortization Expense
Impairment
Foreign Currency Translation			355
Ending balance			6,932,945	13,234
Customer relationship [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,642,168
Software Development Additions
Purchase of Intangibles			8,964,000
Amortization Expense			(321,832)
Impairment
Ending balance			8,642,168
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Software Development Additions
Purchase of Intangibles
Amortization Expense			(508,937)	(424,080)
Impairment
Foreign Currency Translation				9,821
Accumulated amortization, beginning balance	$ (1,938,698)	(1,429,761)	(1,429,761)	(1,015,502)
Accumulated amortization, ending balance			(1,938,698)	(1,429,761)
Brand names [member]
IfrsStatementLineItems [Line Items]
Beginning balance		$ 13,234	$ 13,234	13,234
Software Development Additions
Purchase of Intangibles
Amortization Expense
Foreign Currency Translation
Ending balance				$ 13,234